Concentrations	6 Months Ended
Jun. 30, 2015
Risks and Uncertainties [Abstract]
Concentrations
6.	Concentrations

A summary of certain information about our payor concentration is as follows:

MEDICAL SERVICES SEGMENT

PATIENT AND NET PROFESSIONAL FEE REVENUE BY PAYORS OF THE NOBILIS FACILITIES

FOR THE THREE MONTHS ENDED JUNE 30, 2015 AND 2014

Payors	2015 Patient and Net Professional Fee Revenue by Payor Mix	2014 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	95.0%	97.3%
Workers compensation	4.6%	1.7%
Medicare	0.4%	1.0%

Total	100.0%	100.0%

MARKETING & FACTORING SEGMENT

PATIENT AND NET PROFESSIONAL FEE REVENUE BY PAYORS OF THE NOBILIS FACILITIES

FOR THE THREE MONTHS ENDED JUNE 30, 2015 AND 2014

Payors	2015 Patient and Net Professional Fee Revenue by Payor Mix	2014 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	100.0%	0.0%
Workers compensation	0.0%	0.0%
Medicare	0.0%	0.0%

Total	100.0%	0.0%

CONSOLIDATED SEGMENTS

PATIENT AND NET PROFESSIONAL FEE REVENUE BY PAYORS OF THE NOBILIS FACILITIES

FOR THE THREE MONTHS ENDED JUNE 30, 2015 AND 2014

Payors	2015 Patient and Net Professional Fee Revenue by Payor Mix	2014 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	95.5%	97.3%
Workers compensation	4.1%	1.7%
Medicare	0.4%	1.0%

Total	100.0%	100.0%

MEDICAL SERVICES SEGMENT

PATIENT AND NET PROFESSIONAL FEE REVENUE BY PAYORS OF THE NOBILIS FACILITIES

FOR THE SIX MONTHS ENDED JUNE 30, 2015 AND 2014

Payors	2015 Patient and Net Professional Fee Revenue by Payor Mix	2014 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	95.0%	96.9%
Workers compensation	4.5%	2.2%
Medicare	0.5%	0.9%

Total	100.0%	100.0%

MARKETING & FACTORING SEGMENT

PATIENT AND NET PROFESSIONAL FEE REVENUE BY PAYORS OF THE NOBILIS FACILITIES

FOR THE SIX MONTHS ENDED JUNE 30, 2015 AND 2014

Payors	2015 Patient and Net Professional Fee Revenue by Payor Mix	2014 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	100.0%	0.0%
Workers compensation	0.0%	0.0%
Medicare	0.0%	0.0%

Total	100.0%	0.0%

CONSOLIDATED SEGMENTS

PATIENT AND NET PROFESSIONAL FEE REVENUE BY PAYORS OF THE NOBILIS FACILITIES

FOR THE SIX MONTHS ENDED JUNE 30, 2015 AND 2014

Payors	2015 Patient and Net Professional Fee Revenue by Payor Mix	2014 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	95.3%	96.4%
Workers compensation	4.2%	2.6%
Medicare	0.5%	1.0%

Total	100.0%	100.0%

Two facilities represent approximately 76.63% of the Company’s contracted marketing revenue and five facilities represent approximately 78.82% of the Company’s contracted marketing accounts receivable for the six months ended and as of June 30, 2015.